[WILMER CUTLER PICKERING HALE AND DORR LLP LETTERHEAD]

August 4, 2005

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:  VistaPrint Limited

Amendment No. 1 to Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of VistaPrint Limited (the “Company”) is Amendment No. 1 to Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of Common Shares of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. We have previously caused the filing fee to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.

The Registration Statement relates to the Company’s initial public offering of securities.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned or Douglas J. Barry at 617-526-6501 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/  Thomas S. Ward

Thomas S. Ward